Finance lease liabilities - Summary of Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Finance lease liabilities	$ 409.4	$ 66.5
Current portion of finance lease liabilities	(409.4)	(66.5)
Long-term finance lease liabilities	$ 0.0	$ 0.0